Intangible Assets, Net (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023	¥ 201	$ 28
Net balance as of June 30, 2024	167	23
Additions
Amortization expense	(34)	$ (5)	¥ (50)
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023	201
Net balance as of June 30, 2024	167
Additions
Amortization expense	(34)
Internal - use software [Member]
Schedule of Intangible Assets [Line Items]
Net balance as of December 31, 2023
Net balance as of June 30, 2024
Additions
Amortization expense